Schedule of Right-of-use Asset (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Asset
Office lease		$ 319,133	$ 319,133
Less accumulated depreciation		(319,133)	(266,780)
Right-of-use asset, net	$ 108,536		$ 52,353
Loader lease	114,920
Loader accumulated depreciation	$ (6,384)